As filed with the Securities and Exchange Commission on August 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  September 30, 2011

Date of reporting period:  June 30, 2011

Item 1. Schedules of Investments.

Alpha Defensive Growth Fund
Schedule of Investments
at June 30, 2011 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 14.89%
21,440	The Arbitrage Fund - Class I	$280,214
37,621	TFS Market Neutral Fund	583,873
	TOTAL ALTERNATIVE FUNDS (Cost $845,500)	864,087

	EQUITY FUNDS - 10.06%
43,343	Berwyn Income Fund	583,827
	TOTAL EQUITY FUNDS (Cost $578,683)	583,827

	EXCHANGE-TRADED FUNDS - 5.04%
2,003	SPDR Gold Trust*	292,398
	TOTAL EXCHANGE-TRADED FUNDS (Cost $262,801)	292,398

	FIXED INCOME FUNDS - 69.83%
47,902	DoubleLine Total Return Bond Fund - Class I	526,925
34,385	Driehaus Active Income Fund	381,679
38,000	Eaton Vance Global Macro Absolute Return Fund - Class I	386,084
45,347	Hotchkis and Wiley High Yield Fund - Class I	579,984
50,259	Osterweis Strategic Income Fund - Class I	588,537
40,565	Payden Emerging Markets Bond Fund	590,625
27,930	RiverNorth/DoubleLine Strategic Income Fund - Class I	291,591
50,992	Templeton Global Bond Fund - Advisor Class	707,256
	TOTAL FIXED INCOME FUNDS (Cost $4,033,658)	4,052,681

	MONEY MARKET FUNDS - 0.36%
21,059	Invesco STIT-Liquid Assets Portfolio - Institutional Class, 0.06% +	21,059
	TOTAL MONEY MARKET FUNDS (Cost $21,059)	21,059
	Total Investments (Cost $5,741,701) - 100.18%	5,814,052
	Liabilities in Excess of Other Assets - (0.18)%	(10,649)
	NET ASSETS - 100.00%	$5,803,403

* Non-income producing security.
+ Rate shown is the 7-day yield as of June 30, 2011.

Alpha Opportunistic Growth Fund
Schedule of Investments
at June 30, 2011 (Unaudited)

Shares		Value
	ALTERNATIVE FUNDS - 24.26%
21,961	Marketfield Fund	$301,523
165,122	PIMCO Stockplus TR Short Strategy Fund - Class I	685,258
22,793	Robeco Boston Partners Long/Short Equity Fund - Class I	467,260
	TOTAL ALTERNATIVE FUNDS (Cost $1,460,903)	1,454,041

	EQUITY FUNDS - 68.50%
19,585	Cambiar Aggressive Value Fund - Investor Class	283,983
16,606	FPA Crescent Fund	466,948
27,285	IVA Worldwide Fund - Class I	477,767
9,701	Permanent Portfolio	467,763
26,912	PIMCO All Asset Authority Fund - Class I	292,260
27,908	RiverNorth Core Opportunity Fund	357,228
18,081	Royce Premier Fund - Institutional Class	403,574
31,952	Tocqueville Select Fund*	407,382
38,273	The Weitz Funds - Partners III Opportunity Fund*	471,140
25,008	Yacktman Focused Fund	478,155
	TOTAL EQUITY FUNDS (Cost $4,020,703)	4,106,200

	FIXED INCOME FUNDS - 4.53%
25,474	PIMCO Long-Term U.S. Government Fund - Institutional Class	271,806
	TOTAL FIXED INCOME FUNDS (Cost $272,579)	271,806

	MONEY MARKET FUNDS - 1.98%
118,861	Invesco STIT-Liquid Assets Portfolio - Institutional Class, 0.06% +	118,861
	TOTAL MONEY MARKET FUNDS (Cost $118,861)	118,861
	Total Investments (Cost $5,873,046) - 99.27%	5,950,908
	Other Assets in Excess of Liabilities - 0.73%	43,734
	NET ASSETS - 100.00%	$5,994,642

* Non-income producing security.
+ Rate shown is the 7-day yield as of June 30, 2011.

Alpha Capital Funds
Notes to Schedule of Investments
June 30, 2011 (Unaudited)

Note 1 – Securities Valuation

The Alpha Capital Funds’ (the “Funds”) investments in securities are carried at their fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Investments in open-end mutual funds are valued at their net asset value per share (“NAV”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  When the Funds are unable to receive an NAV from an underlying fund, shares of the underlying fund will be valued at its fair market value as determined in good faith by the Advisor and the Trust’s Valuation Committee.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2011:

Defensive Growth Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$864,087	$—	$—	$864,087
Equity Funds	583,827	—	—	583,827
Exchange-Traded Funds	292,398	—	—	292,398
Fixed Income Funds	4,052,681	—	—	4,052,681
Money Market Funds	21,059	—	—	21,059
Total Investments	$5,814,052	$—	$—	$5,814,052

Opportunistic Growth Fund

	Level 1	Level 2	Level 3	Total
Alternative Funds	$1,454,041	$—	$—	$1,454,041
Equity Funds	4,106,200	—	—	4,106,200
Fixed Income Funds	271,806	—	—	271,806
Money Market Funds	118,861	—	—	118,861
Total Investments	$5,950,908	$—	$—	$5,950,908

Refer to the Funds’ Schedules of Investments for a detailed break-out of securities. Transfers between levels are recognized at June 30, 2011, the end of the reporting period.  The Funds recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the quarter ended June 30, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows*:

Defensive Growth Fund

Cost of investments	$5,741,701

Gross unrealized appreciation	$94,942
Gross unrealized depreciation	(22,591)
Net unrealized appreciation	$72,351

Opportunistic Growth Fund

Cost of investments	$5,873,046

Gross unrealized appreciation	$120,145
Gross unrealized depreciation	(42,283)
Net unrealized appreciation	$77,862

*Because tax adjustments are calculated annually, the above tables do not include tax adjustments outstanding.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    8/16/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    8/16/2011

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    8/16/2011

* Print the name and title of each signing officer under his or her signature.